UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number        811-05502

                         Comstock Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                  Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                  Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:    1-800-422-3554

Date of fiscal year end:    April 30

Date of reporting period:    October 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Comstock Capital Value Fund

Semiannual Report

October 31, 2020

To Our Shareholders,

For the six months ended October 31, 2020, the net asset value (NAV) total return per Class A Share of the Comstock Capital Value Fund decreased 1.8% compared with an increase of 13.3% for its benchmark, the Standard & Poor’s (S&P) 500 Index. See below for additional performance information for all classes of shares.

Enclosed are the financial statements, as of October 31, 2020.

Comparative Results

Average Annual Returns through October 31, 2020† (Unaudited)
	Six Months	1 Year	5 Year	10 Year	15 Year	Since 04/28/87(a)	Since Inception (10/10/85)
Class A (DRCVX)
Without sales charge	(1.84)%	(9.25)%	(13.38)%	(15.33)%	(11.83)%	(6.88)%	(5.35)%
With sales charge (b)	(7.49)	(14.46)	(14.40)	(15.83)	(12.18)	(7.05)	(5.51)
Class AAA (COMVX) ††	(1.84)	(9.22)	(13.38)	(15.31)	(11.81)	(6.88)	(5.35)
Class C (CPCCX) ††
Without contingent deferred sales charge	(2.16)	(9.94)	(14.00)	(15.99)	(12.48)	(7.45)	(5.90)
With contingent deferred sales charge (c)	(3.14)	(10.85)	(14.00)	(15.99)	(12.48)	(7.45)	(5.90)
Class I (CPCRX) †† *	(1.53)	(8.96)	(13.12)	(15.08)	(11.57)	(6.70)	(5.18)
S&P 500 Index	13.29	15.15	14.15	13.74	9.12	9.93 (d)	10.51 (e)

In the current prospectuses dated August 28, 2020, the expense ratios for Comstock Capital Value Fund Class AAA, A, C, and I Shares are 5.84%, 6.09%, 6.16%, and 4.86%, respectively. Class AAA and Class I Shares have no sales charge. See page 6 for the expense ratios for the six months ended October 31, 2020. The maximum sales charge for Class A Shares and C Shares is 5.75% and 1.00%, respectively.

(a)  On April 28, 1987, Comstock Partners, Inc., the Comstock Capital Value Fund’s previous investment adviser assumed investment responsibilities and the Fund changed its investment objective to the current investment objective.

(b)  Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)  Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d)  Since April 30, 1987, the date closest to the Fund’s current investment objective inception date for which data is available.

(e)  Since September 30, 1985, the date closest to the Fund’s inception date for which data is available.

†  Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund for periods prior to October 31, 2002. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, sales charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The Comstock Capital Value Fund utilized short selling and derivatives through November 7, 2019. ( See Note 9.) Short selling of securities and use of derivatives pose special risks and may not be suitable for certain investors. Short selling is a sale of a borrowed security and losses are realized if the price of the security increases between the date the security is sold and the date the Fund replaces it. Derivatives may be riskier than other types of investments because they may respond more to changes in economic conditions than other investments. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

††  The Class A Share NAVs are used to calculate performance for the periods prior to the issuance of Class AAA Shares on December 8, 2008, and Class C Shares and Class I Shares on August 22, 1995. The actual performance of the Class C Shares would have been lower and the Class AAA Shares and Class I Shares would have been higher due to the expenses associated with the Class A Shares.

  *   Effective May 23, 2016, Class R Shares were renamed Class I Shares.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comstock Capital Value Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from May 1, 2020 through October 31, 2020	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio	Expenses Paid During Period*
Comstock Capital Value Fund
Actual Fund Return
Class AAA	$1,000.00	$ 981.60	3.62%	$18.08
Class A	$1,000.00	$ 981.60	3.62%	$18.08
Class C	$1,000.00	$ 978.40	4.37%	$21.79
Class I	$1,000.00	$ 984.70	3.37%	$16.86
Hypothetical 5% Return
Class AAA	$1,000.00	$1,006.96	3.62%	$18.31
Class A	$1,000.00	$1,006.96	3.62%	$18.31
Class C	$1,000.00	$1,003.18	4.37%	$22.06
Class I	$1,000.00	$1,008.22	3.37%	$17.06
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of October 31, 2020:

Comstock Capital Value Fund

U.S. Government Obligations	101.9%
Other Assets and Liabilities (Net)	(1.9)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Comstock Capital Value Fund

Statement of Net Assets

October 31, 2020 (Unaudited)

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 101.9%

$4,135,000	U.S. Treasury Bills, 0.085% to 0.110%†, 12/03/20 to 01/28/21	$4,134,265
	TOTAL INVESTMENTS — 101.9%	4,134,265
	Other Assets and Liabilities (Net) — (1.9)%	(77,632)

	NET ASSETS — 100.0%	$4,056,633

Assets:
Investments, at value (cost $4,134,111)	$4,134,265
Prepaid expenses	9,954

Total Assets	4,144,219

Liabilities:
Payable to custodian	1,630
Payable for legal and audit fees	47,827
Payable for shareholder communications expenses	25,139
Payable for distribution fees	482
Payable for custodian fees	5,605
Other accrued expenses	6,903

Total Liabilities	87,586

Net Assets (applicable to 1,072,151 shares outstanding)	$4,056,633

Net Assets Consist of:
Paid-in capital	$138,093,001
Total accumulated loss	(134,036,368)

Net Assets	$4,056,633

Shares of Capital Stock, each at $0.001 par value; 125,000,000 shares authorized:

Class AAA:
Net Asset Value and redemption price per share ($228,837 ÷ 61,137 shares outstanding)	$3.74

Class A:
Net Asset Value and redemption price per share ($1,653,058 ÷ 442,765 shares outstanding)	$3.73

Class C:
Net Asset Value per share ($91,152 ÷ 28,719 shares outstanding)	$3.17	(a)

Class I:
Net Asset Value and redemption price per share ($2,083,586 ÷ 539,530 shares outstanding)	$3.86

†	Represents annualized yields at dates of purchase.
(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended October 31, 2020 (Unaudited)

Investment Income:
Interest	$3,182

Total Investment Income	3,182

Expenses:
Distribution fees - Class AAA	302
Distribution fees - Class A	2,093
Distribution fees - Class C	924
Legal and audit fees	24,912
Shareholder communications expenses	18,164
Registration expenses	10,937
Shareholder services fees	9,358
Custodian fees	2,839
Directors’ fees	383
Miscellaneous expenses	6,180

Total Expenses	76,092

Less:
Expenses paid indirectly by broker (See Note 7)	(654)
Custodian fee credits	(40)

Net Expenses	75,398

Net Investment Loss	(72,216)

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments	6

Net realized gain on investments	6

Net change in unrealized appreciation/depreciation: on investments	(860)

Net change in unrealized appreciation/ depreciation on investments	(860)

Net Realized and Unrealized Gain/(Loss) on Investments	(854)

Net Decrease in Net Assets Resulting from Operations	$(73,070)

See accompanying notes to financial statements.

Comstock Capital Value Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
Operations:
Net investment loss	$(72,216)	$(386,635)
Net realized gain/(loss) on investments, securities sold short, and futures contracts	6	(2,248,999)
Net change in unrealized appreciation/depreciation on investments, securities sold short, and futures contracts	(860)	1,230,895

Net Decrease in Net Assets Resulting from Operations	(73,070)	(1,404,739)

Capital Stock Transactions:
Proceeds from shares sold
Class AAA	2,812	187,736
Class A	123,148	2,336,493
Class C	—	372,642
Class I	—	7,835,329

	125,960	10,732,200

Cost of shares redeemed
Class AAA	(15,197)	(1,335,204)
Class A	(156,164)	(6,255,803)
Class C	(233,000)	(2,112,450)
Class I	(144,897)	(11,061,339)

	(549,258)	(20,764,796)

Net Decrease in Net Assets from Capital Stock Transactions	(423,298)	(10,032,596)

Redemption Fees	—	6,337

Net Decrease in Net Assets	(496,368)	(11,430,998)
Net Assets:
Beginning of year	4,553,001	15,983,999

End of period	$4,056,633	$4,553,001

See accompanying notes to financial statements.

Comstock Capital Value Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations							Ratios to Average Net Assets/ Supplemental Data
Year Ended April 30	Net Asset Value, Beginning of Year	Net Investment Loss(a)	Net Realized and Unrealized Gain/(Loss) on Investments		Total from Investment Operations	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Loss		Operating Expenses(c)		Portfolio Turnover Rate
Class AAA
2021(d)	$3.81	$(0.07)	$(0.00	)(b)	$(0.07)	$0.00	$3.74	(1.84)%	$ 229	(3.47	)%(e)	3.62	%(e)	0%
2020	4.31	(0.15)	(0.35)		(0.50)	0.00	3.81	(11.60)	245	(3.60)		5.80	(f)(g)(h)	79
2019	5.05	(0.05)	(0.69)		(0.74)	0.00	4.31	(14.65)	1,498	(1.02)		3.38	(g)(h)	0
2018	5.60	(0.09)	(0.46)		(0.55)	0.00	5.05	(9.82)	1,643	(1.77)		2.98	(g)(h)	39
2017	7.49	(0.16)	(1.73)		(1.89)	0.00	5.60	(25.23)	1,867	(2.32)		2.73	(g)(h)	196
2016	7.68	(0.21)	0.02		(0.19)	0.00	7.49	(2.47)	8,271	(2.68)		2.91	(g)(h)	155
Class A
2021(d)	$3.80	$(0.07)	$(0.00	)(b)	$(0.07)	$0.00	$3.73	(1.84)%	$ 1,653	(3.47	)%(e)	3.62	%(e)	0%
2020	4.29	(0.16)	(0.33)		(0.49)	0.00	3.80	(11.42)	1,715	(3.89)		6.05	(f)(g)(h)	79
2019	5.03	(0.05)	(0.69)		(0.74)	0.00	4.29	(14.71)	6,006	(1.07)		3.38	(g)(h)	0
2018	5.59	(0.10)	(0.46)		(0.56)	0.00	5.03	(10.02)	8,938	(1.85)		2.98	(g)(h)	39
2017	7.48	(0.15)	(1.74)		(1.89)	0.00	5.59	(25.27)	29,106	(2.31)		2.73	(g)(h)	196
2016	7.68	(0.21)	0.01		(0.20)	0.00	7.48	(2.60)	45,903	(2.71)		2.91	(g)(h)	155
Class C
2021(d)	$3.24	$(0.07)	$(0.00	)(b)	$(0.07)	$0.00	$3.17	(2.16)%	$ 91	(4.21	)%(e)	4.37	%(e)	0%
2020	3.69	(0.14)	(0.31)		(0.45)	0.00	3.24	(12.20)	330	(3.90)		6.12	(f)(g)(h)	79
2019	4.36	(0.07)	(0.60)		(0.67)	0.00	3.69	(15.37)	2,164	(1.81)		4.13	(g)(h)	0
2018	4.87	(0.12)	(0.39)		(0.51)	0.00	4.36	(10.47)	2,832	(2.54)		3.73	(g)(h)	39
2017	6.57	(0.17)	(1.53)		(1.70)	0.00	4.87	(25.88)	3,994	(3.04)		3.48	(g)(h)	196
2016	6.78	(0.24)	0.03		(0.21)	0.00	6.57	(3.10)	6,622	(3.46)		3.66	(g)(h)	155
Class I(i)
2021(d)	$3.92	$(0.06)	$(0.00	)(b)	$(0.06)	$0.00	$3.86	(1.53)%	$ 2,084	(3.22	)%(e)	3.37	%(e)	0%
2020	4.42	(0.11)	(0.39)		(0.50)	0.00	3.92	(11.31)	2,263	(2.65)		4.82	(f)(g)(h)	79
2019	5.17	(0.04)	(0.71)		(0.75)	0.00	4.42	(14.51)	6,316	(0.82)		3.13	(g)(h)	0
2018	5.72	(0.08)	(0.47)		(0.55)	0.00	5.17	(9.62)	6,673	(1.50)		2.73	(g)(h)	39
2017	7.64	(0.13)	(1.79)		(1.92)	0.00	5.72	(25.13)	319	(2.00)		2.48	(g)(h)	196
2016	7.80	(0.20)	0.04		(0.16)	0.00	7.64	(2.05)	154	(2.49)		2.66	(g)(h)	155

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund received credits from a designated broker who agreed to pay certain Fund expenses. For the six months ended October 31, 2020 and the years ended April 30, 2020 and 2016, if credits had not been received, the expense ratios would have been 3.65%, 5.81% and 2.92% (Class AAA), 3.65%, 6.06% and 2.92% (Class A), 4.40%, 6.13% and 3.67% (Class C), and 3.40%, 4.83% and 2.67% (Class I). For the years ended April 30, 2019, 2018, and 2017, there was no impact on the expense ratios.

(d)	For the six months ended October 31, 2020, unaudited.
(e)	Annualized.
(f)

The Adviser paid fees indirectly for the Fund related to legal expenses (See Note 4). For the year ended April 30, 2020, if the payment had not been received, the expense ratios would have been 7.48% (Class AAA), 7.73% (Class A), 7.80% (Class C), and 6.50% (Class I).

(g)

The Fund incurred interest expense during the years ended April 30, 2020, 2019, 2018, 2017, and 2016. For the years ended April 30, 2018, 2017, and 2016, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.97%, 2.72%, and 2.90% (Class AAA and Class A), 3.72%, 3.47%, and 3.65% (Class C), and 2.72%, 2.47%, and 2.65% (Class I). For the years ended April 30, 2020 and 2019, the effect of interest expense was minimal.

(h)

The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the years ended April 30, 2020, 2019, 2018, 2017, and 2016 would have been 5.36%, 2.67%, 2.12%, 1.89%, and 1.88% (Class AAA), 5.64%, 2.67%, 2.12%, 1.89%, and 1.88% (Class A), 5.68%, 3.42%, 2.87%, 2.64%, and 2.63% (Class C), and 4.38%, 2.42%, 1.87%, 1.64%, and 1.63% (Class I).

(i)	Effective May 23, 2016, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited)

1. Organization. Comstock Capital Value Fund, a series of the Comstock Funds, Inc. (the Company), is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund is a diversified portfolio with an investment objective to maximize total return, consisting of capital appreciation and current income.

2. Proposed Reorganization. On November 6, 2019, the Fund’s shareholders approved the following proposals: (1) a change in the nature of the Company’s business to cease to be an investment company under the 1940 Act and de-register as a registered investment company with the SEC; (2) amendment of the charter of the Company to convert all outstanding shares of stock of the Fund into a single new class of common stock; and (3) approval of the Agreement and Plan of Reorganization between the Company, on its own behalf and on behalf of the Fund, and a newly formed Delaware corporation and the transactions contemplated thereby, including, among other things: (a) transfer by the Fund of all of its assets to New Comstock, Inc. (New Comstock) (which has been established solely for the purpose of acquiring those assets and continuing the Fund’s business) in exchange solely for shares in New Comstock and New Comstock’s assumption of all of the Fund’s liabilities, (b) distributing those shares pro rata to the Fund’s shareholders in exchange for their shares of common stock therein and in complete liquidation thereof, and (c) liquidating and dissolving the Fund. Consistent with the foregoing approvals, the Company began to take the necessary actions to change the nature of the Company’s business to cease to be an investment company. Such actions, among others, included converting the Fund’s current holdings into cash and cash equivalents and the filing of an application with the SEC for de-registration as an investment company. Effective as of the close of business on November 6, 2019, the Fund no longer accepted purchases of Fund shares. Existing shareholders of the Fund will be allowed to redeem their shares at net asset value of the Fund until the Company obtains a de-registration order from the SEC. Once the SEC issues the de-registration order, the Company will complete the reorganization into New Comstock.

3. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of October 31, 2020 is as follows:

Valuation Inputs*	Investments in Securities (Market Value)

Level 2 - Other Significant Observable Inputs	$4,134,265

*	Portfolio holdings designated in Level 2 are disclosed in the Schedule of Investments. Level 2 consists of U.S. Government Obligations.

There were no Level 3 investments held at October 31, 2020 or April 30, 2020.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At April 30, 2020, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term capital loss carryforward with no expiration	$74,999,525
Long term capital loss carryforward with no expiration	58,317,377

Total capital loss carryforwards	$133,316,902

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at October 31, 2020:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$4,134,111	$154	—	$154

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended October 31, 2020, the Fund did not incur any income tax, interest, or penalties. As of October 31, 2020, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

4. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. While continuing its responsibilities to the Fund, effective April 1, 2020, the Adviser has suspended charging the advisory fee. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

5. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

6. Portfolio Securities. Purchases and sales of securities during the six months ended October 31, 2020, other than short term securities and U.S. Government Obligations, aggregated $0 and $0, respectively.

7. Transactions with Affiliates and Other Arrangements. During the six months ended October 31, 2020, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $654.

8. Capital Stock. From May 1 through November 6, 2019, the Fund offered four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital.

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

The redemption fees retained by the Fund during the six months ended October 31, 2020 and the fiscal year ended April 30, 2020, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
Class AAA
Shares sold	758	43,446
Shares redeemed	(4,038)	(327,008)

Net decrease	(3,280)	(283,562)

Class A
Shares sold	32,758	531,952
Shares redeemed	(41,764)	(1,479,700)

Net decrease	(9,006)	(947,748)

Class C
Shares sold	—	101,341
Shares redeemed	(73,125)	(585,952)

Net decrease	(73,125)	(484,611)

Class I
Shares sold	—	1,750,794
Shares redeemed	(37,218)	(2,602,389)

Net decrease	(37,218)	(851,595)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●  Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●  Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

This page was intentionally left blank.

COMSTOCK CAPITAL VALUE FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Dennis J. DeCore joined Gabelli Funds, LLC in 2014 as Co-Portfolio Manager of the Comstock Funds, Inc. Mr. DeCore has extensive experience in the brokerage business. Prior to joining Gabelli Funds, LLC, he held positions at Merrill Lynch and Nomura Securities. Mr. DeCore received a BS degree in Finance and Economics from Rider University and an MBA degree in Finance from New York University.

COMSTOCK CAPITAL VALUE FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

   GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President

and Chief Financial Officer,

KeySpan Corp.

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Peter Goldstein

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York Mellon

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Comstock Capital Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABCOOCT20SAR

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Comstock Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	December 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	December 30, 2020

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	December 30, 2020

* Print the name and title of each signing officer under his or her signature.